UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F

                       FROM 13F COVER PAGE

Report for the calendar year or Quarter Ended: 12/31/2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Badgley, Phelps and Bell, Inc.
Address: 1420 5th Avenue
         Suite 3200
         Seattle, WA  98101

13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of the Reporting Manager:

Name:      Steven C. Phelps
Title:     President
Phone:     206-623-6172
Signature, Place, and Date of Signing:

    Steven C. Phelps   Seattle, WA   February 9, 2003


Report Type (Check only one.):
[X]         13F HOLDINGS.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: 0

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   78

Form 13F Information Table Value Total:   630118

                                                   Badgley, Phelps and Bell, Inc.
                                                              FORM 13F
                                                          December 31, 2003

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Dodge & Cox Stock Fund                          256219106      259     2280 SH       Sole                                       2280
Schwab 1000 Fund Select                         808517809      279     8825 SH       Sole                                       8825
Schwab MarketTrack Balanced                     808509400      424    30057 SH       Sole                                      30057
Vanguard US Value Fund Inv                      922020201      261    21261 SH       Sole                                      21261
3M Co.                         COM              88579Y101    19125   224918 SH       Sole                    35007            189911
AFLAC, Inc.                    COM              001055102    17314   478561 SH       Sole                    70480            408081
Abbott Laboratories            COM              002824100     1477    31700 SH       Sole                                      31700
Affiliated Computer Services,  COM              008190100    13124   240991 SH       Sole                    38214            202777
American International Group   COM              026874107    21649   326626 SH       Sole                    45986            280640
Amgen Inc.                     COM              031162100    11428   184951 SH       Sole                    28779            156172
Automatic Data Processing      COM              053015103     2112    53314 SH       Sole                      100             53214
BP PLC - Spons ADR             COM              055622104     1076    21802 SH       Sole                                      21802
Bank of America                COM              060505104      595     7402 SH       Sole                                       7402
Bemis Co.                      COM              081437105      672    13430 SH       Sole                                      13430
Berkshire Hathaway A           COM              084670108      337        4 SH       Sole                                          4
CVS Corp.                      COM              126650100     1389    38460 SH       Sole                      150             38310
Cardinal Health, Inc.          COM              14149Y108    16725   273461 SH       Sole                    38427            235034
Carnival Corp. Cl A            COM              143658102      213     5350 SH       Sole                                       5350
ChevronTexaco Corp.            COM              166764100     2280    26392 SH       Sole                      200             26192
Cintas Corp.                   COM              172908105    17620   351703 SH       Sole                    51165            300538
Cisco Systems                  COM              17275R102    19582   808162 SH       Sole                   106943            701219
Citigroup                      COM              172967101    12613   259853 SH       Sole                    45944            213909
Coca-Cola Co.                  COM              191216100      724    14269 SH       Sole                                      14269
Colgate-Palmolive              COM              194162103     5863   117136 SH       Sole                      575            116561
Costco Wholesale Corp.         COM              22160K105    15899   427618 SH       Sole                    55380            372238
Cypress Semiconductor          COM              232806109      292    13656 SH       Sole                                      13656
Dell, Inc.                     COM              24702R101    15888   467565 SH       Sole                    73455            394110
EMC Corp.                      COM              268648102      170    13150 SH       Sole                                      13150
Ecolab, Inc.                   COM              278865100    19689   719355 SH       Sole                   103312            616043
Electronic Arts                COM              285512109     9534   199949 SH       Sole                    32754            167195
Emerson Electric               COM              291011104     1707    26358 SH       Sole                                      26358
Expeditors Int'l of Washington COM              302130109     8231   218570 SH       Sole                    42200            176370
Exxon Mobil Corp.              COM              30231G102     4017    97984 SH       Sole                                      97984
Fannie Mae                     COM              313586109    17762   236634 SH       Sole                    30099            206535
Fifth Third Bancorp            COM              316773100     4650    78677 SH       Sole                      475             78202
FormFactor, Inc.               COM              346375108     1278    64531 SH       Sole                                      64531
Franklin Resources             COM              354613101      213     4100 SH       Sole                                       4100
Freddie Mac                    COM              313400301      265     4550 SH       Sole                                       4550
General Electric               COM              369604103    20905   674792 SH       Sole                    77668            597124
Harley-Davidson                COM              412822108     9230   194186 SH       Sole                    31816            162370
Home Depot                     COM              437076102     5125   144411 SH       Sole                      300            144111
ING Groep ADS                  COM              456837103      678    28967 SH       Sole                                      28967
Intel Corp.                    COM              458140100    13171   410951 SH       Sole                    65425            345526
International Business Machine COM              459200101      384     4146 SH       Sole                                       4146
Johnson & Johnson              COM              478160104    18339   354993 SH       Sole                    38540            316453
Kimberly-Clark                 COM              494368103     1790    30287 SH       Sole                                      30287
MBNA Corp.                     COM              55262L100    19592   788391 SH       Sole                   105906            682485
Medtronic, Inc.                COM              585055106    21536   443036 SH       Sole                    59815            383221
Merck & Co.                    COM              589331107     1060    22953 SH       Sole                                      22953
Michaels Stores, Inc.          COM              594087108    10181   230342 SH       Sole                    35809            194533
Microsoft Corp.                COM              594918104    20514   749512 SH       Sole                    76171            673341
Mohawk Industries, Inc.        COM              608190104      818    11600 SH       Sole                                      11600
National City Corp.            COM              635405103      204     6000 SH       Sole                                       6000
Omnicom Group                  COM              681919106    18743   214624 SH       Sole                    34186            180438
PACCAR, Inc.                   COM              693718108      896    10529 SH       Sole                                      10529
Paychex, Inc.                  COM              704326107    15744   423218 SH       Sole                    61019            362199
PepsiCo, Inc.                  COM              713448108    20213   433568 SH       Sole                    57305            376263
Pfizer, Inc.                   COM              717081103    19162   542373 SH       Sole                    75614            466759
Praxair Inc.                   COM              74005P104    14044   367650 SH       Sole                    67205            300445
Procter & Gamble               COM              742718109     1942    19445 SH       Sole                      200             19245
QUALCOMM, Inc.                 COM              747525103     3549    65815 SH       Sole                      300             65515
Royal Dutch Petroleum          COM              780257804      916    17487 SH       Sole                                      17487
SAFECO Corp.                   COM              786429100      555    14252 SH       Sole                                      14252
Southern Co.                   COM              842587107      233     7700 SH       Sole                                       7700
Starbucks Corp.                COM              855244109    26883   810695 SH       Sole                   111642            699053
State Street Corp.             COM              857477103    22037   423129 SH       Sole                    59977            363152
Sysco Corp.                    COM              871829107    25375   681564 SH       Sole                    92122            589442
Teleflex Inc.                  COM              879369106      242     5000 SH       Sole                                       5000
Texas Instruments              COM              882508104     1651    56208 SH       Sole                      100             56108
U.S. Bancorp                   COM              902973304      933    31316 SH       Sole                                      31316
United Parcel Service, Inc.    COM              911312106    18017   241675 SH       Sole                    38838            202837
Wal-Mart Stores                COM              931142103     8391   158173 SH       Sole                    26365            131808
Walgreen Co.                   COM              931422109     9271   254829 SH       Sole                    53616            201213
Washington Federal             COM              938824109     2104    74153 SH       Sole                                      74153
Wells Fargo                    COM              949746101     1212    20585 SH       Sole                                      20585
Wrigley Wm Jr                  COM              982526105      288     5125 SH       Sole                                       5125
Wyeth                          COM              983024100      259     6100 SH       Sole                                       6100
eBay, Inc.                     COM              278642103     7196   111375 SH       Sole                    27325             84050
REPORT SUMMARY                 78 DATA RECORDS              630118            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED